Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	$	$
At cost:
Computer and network equipment	263	12
Office equipment	499	66
Motor vehicles	61	-
Production equipment	464	216
	1,287	294
Less: accumulated depreciation	(969)	(287)

	318	7
Certain fully depreciated computer equipment, motor vehicles and office equipment were disposed in the year 2023.
	For the years ended December 31,
	2022	2023	2024
	$	$	$
Cost of revenues	-	85	79
General and administrative expenses	143	99	129

	143	184	208